Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	May 31, 2016	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2026	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026
C000127228
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 9,748	$ 9,741	$ 9,748	$ 9,764	$ 9,817	$ 9,733	$ 9,817	$ 9,873	$ 9,888	$ 9,927	$ 9,973	$ 10,011		$ 10,057	$ 10,096	$ 10,088	$ 10,119	$ 10,119	$ 10,173	$ 10,057	$ 10,127	$ 10,167	$ 10,238	$ 10,119	$ 10,023	$ 10,079	$ 10,119	$ 10,087	$ 10,103	$ 10,159	$ 10,175	$ 10,278	$ 10,338	$ 10,386	$ 10,403	$ 10,435	$ 10,524	$ 10,476	$ 10,468	$ 10,549	$ 10,565	$ 10,573	$ 10,622	$ 10,662	$ 10,707	$ 10,748	$ 10,707	$ 10,400	$ 10,765	$ 10,790	$ 10,781	$ 10,864	$ 10,922	$ 10,947	$ 11,014	$ 11,138	$ 11,290	$ 11,396	$ 11,396	$ 11,458	$ 11,565	$ 11,609	$ 11,521	$ 11,281	$ 11,352	$ 11,405	$ 11,441	$ 11,281	$ 11,386	$ 11,252	$ 11,270	$ 11,342	$ 11,270	$ 11,172	$ 11,012	$ 11,172	$ 11,226	$ 11,136	$ 11,333	$ 11,217	$ 11,276	$ 11,294	$ 11,267	$ 11,294	$ 11,304	$ 11,054	$ 11,230	$ 11,396	$ 11,517	$ 11,544	$ 11,489	$ 11,776	$ 11,938	$ 11,872	$ 11,872	$ 12,051	$ 11,834	$ 11,881	$ 11,938	$ 12,146	$ 12,183	$ 12,164	$ 12,240	$ 12,268	$ 12,255	$ 12,388	$ 12,541	$ 12,550	$ 12,512	$ 12,579	$ 12,731	$ 12,846	$ 12,903	$ 12,989	$ 12,989	$ 13,141	$ 13,234	$ 13,263	$ 13,342	$ 13,323	$ 13,362	$ 13,372
C000115401
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,992	9,992	10,000	10,040	9,951	10,040	10,083	10,091	10,124	10,165	10,198		10,238	10,271	10,263	10,279	10,279	10,320	10,206	10,268	10,293	10,369	10,243	10,133	10,192	10,218	10,184	10,192	10,243	10,251	10,352	10,407	10,441	10,458	10,475	10,569	10,509	10,501	10,569	10,578	10,578	10,620	10,663	10,692	10,727	10,675	10,370	10,727	10,744	10,727	10,805	10,858	10,875	10,936	11,049	11,191	11,284	11,284	11,341	11,434	11,472	11,378	11,135	11,191	11,247	11,266	11,107	11,199	11,058	11,077	11,142	11,058	10,954	10,794	10,945	10,992	10,898	11,077	10,954	11,007	11,017	10,997	11,017	11,017	10,764	10,920	11,085	11,192	11,211	11,153	11,425	11,565	11,496	11,496	11,664	11,436	11,486	11,535	11,724	11,753	11,724	11,783	11,813	11,787	11,907	12,056	12,046	12,006	12,066	12,196	12,305	12,355	12,425	12,425	12,564	12,641	12,652	12,724	12,703	12,724	12,724
C000017638
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	100,000	100,000	100,076	100,228	100,762	100,000	100,914	101,470	101,624	102,085	102,546	103,007		103,469	103,853	103,853	104,161	104,237	104,699	103,622	104,382	104,701	105,579	104,382	103,345	103,983	104,382	104,063	104,302	104,941	105,100	106,138	106,812	107,300	107,463	107,788	108,845	108,276	108,276	109,090	109,334	109,415	109,903	110,391	110,906	111,321	110,906	107,832	111,570	111,903	111,820	112,733	113,315	113,647	114,312	115,641	117,247	118,312	118,400	119,021	120,174	120,706	119,731	117,336	118,046	118,666	119,021	117,425	118,477	117,140	117,318	118,120	117,407	116,337	114,733	116,516	117,051	116,159	118,120	116,961	117,692	117,878	117,692	117,970	118,063	115,470	117,322	119,081	120,378	120,748	120,193	123,156	124,813	124,246	124,246	126,137	123,867	124,435	125,097	127,271	127,744	127,460	128,311	128,595	128,499	129,935	131,561	131,657	131,370	132,040	133,666	134,910	135,580	136,441	136,537	138,163	139,149	139,447	140,340	140,241	140,538	140,737
C000017637
Account Value [Line Items]
Line Graph and Table Measure Name													Class R
Accumulated Value	10,000	10,000	10,008	10,016	10,070	9,984	10,078	10,135	10,143	10,183	10,230	10,278		10,317	10,364	10,357	10,380	10,388	10,436	10,325	10,399	10,431	10,513	10,390	10,284	10,349	10,390	10,358	10,374	10,431	10,448	10,554	10,619	10,660	10,677	10,710	10,810	10,752	10,752	10,827	10,852	10,852	10,901	10,951	10,997	11,031	10,989	10,683	11,048	11,082	11,074	11,159	11,218	11,244	11,312	11,439	11,594	11,704	11,704	11,767	11,876	11,922	11,831	11,585	11,649	11,713	11,740	11,585	11,693	11,556	11,565	11,648	11,574	11,465	11,309	11,474	11,529	11,437	11,629	11,520	11,574	11,593	11,574	11,603	11,612	11,347	11,527	11,707	11,830	11,859	11,802	12,086	12,262	12,194	12,194	12,377	12,146	12,204	12,262	12,474	12,513	12,493	12,561	12,600	12,582	12,719	12,875	12,885	12,846	12,914	13,070	13,187	13,255	13,334	13,343	13,499	13,590	13,621	13,702	13,681	13,722	13,722
C000127230
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	9,680	9,679	9,729	9,800	9,866	9,826	9,886	9,925	9,925	9,935	9,853	9,906		9,930	10,007	10,004	9,996	10,017	10,075	9,981	10,051	10,127	10,184	10,196	10,215	10,237	10,244	10,243	10,277	10,289	10,236	10,265	10,197	10,337	10,397	10,434	10,483	10,498	10,547	10,566	10,605	10,622	10,629	10,681	10,736	10,766	10,781	10,148	10,382	10,767	10,945	11,056	11,186	11,177	11,221	11,382	11,439	11,476	11,552	11,563	11,636	11,630	11,670	11,664	11,683	11,686	11,725	11,731	11,790	11,715	11,724	11,693	11,529	11,426	11,136	11,343	11,379	11,336	11,419	11,528	11,442	11,632	11,699	11,704	11,773	11,755	11,871	11,853	11,946	12,003	11,977	12,107	12,246	12,295	12,345	12,338	12,370	12,456	12,532	12,592	12,687	12,760	12,790	12,826	12,887	12,966	13,016	13,081	13,114	13,178	13,207	13,254	13,306	13,366	13,409	13,483	13,470	13,535	13,552	13,591	13,666	13,748
C000120978
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	100,000	100,056	100,576	101,407	102,050	101,633	102,259	102,734	102,734	102,840	102,051	102,624		102,783	103,601	103,704	103,640	103,882	104,391	103,555	104,215	105,050	105,667	105,806	106,026	106,495	106,473	106,493	106,973	107,010	106,480	106,808	106,121	107,603	108,248	108,657	109,184	109,370	109,896	110,123	110,548	110,746	110,965	111,415	112,133	112,471	112,533	105,945	108,409	112,459	114,216	115,523	116,786	116,835	117,321	118,907	119,654	120,060	120,882	121,022	121,810	121,781	122,102	122,057	122,405	122,466	122,895	122,867	123,509	122,874	122,870	122,564	120,990	119,938	116,915	119,117	119,518	118,961	119,986	121,032	120,153	122,299	123,034	123,104	123,866	123,569	124,938	124,646	125,786	126,284	126,033	127,565	129,051	129,461	130,148	130,100	130,466	131,266	132,233	132,894	133,923	134,716	134,926	135,478	136,145	137,015	137,567	138,146	138,659	139,218	139,702	140,231	140,666	141,469	141,956	142,625	142,663	143,375	143,590	144,029	144,852	145,755
C000120977
Account Value [Line Items]
Line Graph and Table Measure Name													Class R
Accumulated Value	10,000	9,999	10,051	10,124	10,192	10,140	10,213	10,252	10,252	10,263	10,178	10,233		10,258	10,337	10,334	10,326	10,348	10,407	10,311	10,371	10,452	10,511	10,534	10,553	10,587	10,594	10,594	10,628	10,641	10,586	10,606	10,547	10,680	10,753	10,791	10,841	10,857	10,896	10,916	10,968	10,974	10,993	11,047	11,104	11,135	11,150	10,487	10,728	11,124	11,306	11,421	11,555	11,558	11,591	11,757	11,816	11,853	11,932	11,943	12,030	12,025	12,054	12,047	12,067	12,082	12,110	12,117	12,178	12,101	12,110	12,078	11,909	11,804	11,505	11,718	11,755	11,711	11,797	11,909	11,821	12,016	12,086	12,090	12,163	12,144	12,263	12,244	12,340	12,400	12,373	12,507	12,650	12,700	12,752	12,745	12,778	12,867	12,946	13,021	13,119	13,180	13,211	13,249	13,312	13,394	13,445	13,512	13,559	13,611	13,655	13,704	13,744	13,805	13,850	13,926	13,927	13,993	13,997	14,037	14,129	14,199
C000127229
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	9,677	9,666	9,731	9,774	9,828	9,698	9,795	9,860	9,871	9,914	9,935	9,989		10,075	10,108	10,086	10,140	10,162	10,216	10,086	10,214	10,312	10,355	10,214	10,150	10,225	10,290	10,214	10,236	10,258	10,139	10,236	10,187	10,319	10,341	10,363	10,538	10,385	10,396	10,472	10,472	10,450	10,494	10,549	10,638	10,671	10,616	10,330	10,880	10,968	10,990	11,078	11,243	11,320	11,375	11,661	12,029	12,184	12,261	12,316	12,448	12,525	12,404	12,051	12,140	12,206	12,272	12,007	12,151	12,007	12,029	12,129	12,029	11,930	11,699	11,897	11,952	11,875	12,095	11,985	12,040	12,062	12,051	12,084	12,095	11,787	11,974	12,162	12,294	12,338	12,239	12,558	12,715	12,627	12,627	12,715	12,538	12,583	12,671	12,970	13,014	12,970	13,025	12,992	12,970	13,125	13,291	13,291	13,246	13,335	13,512	13,667	13,733	13,811	13,822	13,966	14,061	14,073	14,195	14,128	14,284	14,328
C000092485
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	100,000	99,889	100,553	100,996	101,659	100,332	101,327	101,991	102,102	102,544	102,876	103,429		104,314	104,646	104,425	104,978	105,199	105,863	104,535	105,964	106,966	107,411	105,964	105,297	106,187	106,744	105,964	106,298	106,521	105,297	106,410	105,805	107,277	107,504	107,844	109,656	108,070	108,184	108,977	108,977	108,863	109,316	109,883	110,844	111,186	110,617	107,772	113,462	114,372	114,714	115,624	117,331	118,242	118,811	121,770	125,715	127,312	128,225	128,681	130,050	130,963	129,708	126,058	127,084	127,769	128,453	125,715	127,198	125,829	126,058	127,084	126,058	125,031	122,635	124,803	125,373	124,689	126,970	125,944	126,400	126,628	126,628	126,970	127,084	123,890	125,944	127,997	129,366	129,708	128,796	132,218	133,861	132,942	133,057	133,976	132,138	132,597	133,516	136,734	137,308	136,849	137,423	137,078	136,894	138,505	140,348	140,348	140,002	140,808	142,765	144,492	145,183	145,989	146,219	147,716	148,769	148,885	150,280	149,582	151,209	151,791
C000092484
Account Value [Line Items]
Line Graph and Table Measure Name													Class R
Accumulated Value	10,000	9,989	10,056	10,100	10,156	10,022	10,122	10,178	10,189	10,234	10,267	10,323		10,401	10,434	10,412	10,468	10,490	10,546	10,412	10,552	10,642	10,697	10,552	10,474	10,563	10,619	10,541	10,575	10,597	10,463	10,575	10,517	10,653	10,675	10,698	10,891	10,732	10,743	10,823	10,811	10,789	10,834	10,902	10,992	11,026	10,969	10,674	11,230	11,321	11,355	11,435	11,605	11,684	11,741	12,037	12,423	12,582	12,661	12,718	12,843	12,922	12,797	12,445	12,536	12,593	12,661	12,400	12,536	12,400	12,423	12,513	12,411	12,309	12,082	12,298	12,343	12,264	12,491	12,389	12,434	12,457	12,445	12,479	12,491	12,173	12,366	12,570	12,706	12,741	12,650	12,968	13,134	13,043	13,043	13,134	12,951	12,997	13,088	13,396	13,442	13,396	13,453	13,419	13,385	13,533	13,716	13,704	13,670	13,750	13,944	14,104	14,161	14,241	14,264	14,412	14,510	14,522	14,648	14,579	14,740	14,786
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $42,788
Accumulated Value	10,000	10,026	10,396	10,410	10,412	10,222	10,601	10,810	11,015	11,453	11,466	11,584		11,747	11,820	12,063	12,100	12,350	12,638	13,026	13,170	13,924	13,411	13,070	13,121	13,436	13,519	14,022	14,479	14,562	13,566	13,843	12,593	13,602	14,039	14,312	14,891	13,945	14,928	15,142	14,902	15,181	15,510	16,073	16,558	16,551	15,189	13,313	15,020	15,735	16,048	16,953	18,171	17,481	17,016	18,879	19,604	19,407	19,942	20,815	21,926	22,079	22,594	23,131	23,835	22,726	24,318	24,150	25,232	23,926	23,210	24,072	21,973	22,013	20,196	22,058	21,158	19,210	20,765	21,925	20,662	21,961	21,425	22,211	22,558	22,656	24,153	24,929	24,532	23,362	22,871	24,960	26,094	26,532	27,949	28,848	27,670	29,042	30,084	30,450	31,189	31,855	31,566	33,419	32,622	33,531	33,093	31,229	31,017	32,969	34,646	35,424	36,142	37,461	38,338	38,432	38,455	39,013	38,717	36,789	40,649	42,788
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $42,788
Accumulated Value	10,000	10,026	10,396	10,410	10,412	10,222	10,601	10,810	11,015	11,453	11,466	11,584		11,747	11,820	12,063	12,100	12,350	12,638	13,026	13,170	13,924	13,411	13,070	13,121	13,436	13,519	14,022	14,479	14,562	13,566	13,843	12,593	13,602	14,039	14,312	14,891	13,945	14,928	15,142	14,902	15,181	15,510	16,073	16,558	16,551	15,189	13,313	15,020	15,735	16,048	16,953	18,171	17,481	17,016	18,879	19,604	19,407	19,942	20,815	21,926	22,079	22,594	23,131	23,835	22,726	24,318	24,150	25,232	23,926	23,210	24,072	21,973	22,013	20,196	22,058	21,158	19,210	20,765	21,925	20,662	21,961	21,425	22,211	22,558	22,656	24,153	24,929	24,532	23,362	22,871	24,960	26,094	26,532	27,949	28,848	27,670	29,042	30,084	30,450	31,189	31,855	31,566	33,419	32,622	33,531	33,093	31,229	31,017	32,969	34,646	35,424	36,142	37,461	38,338	38,432	38,455	39,013	38,717	36,789	40,649	42,788
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $42,788
Accumulated Value	10,000	10,026	10,396	10,410	10,412	10,222	10,601	10,810	11,015	11,453	11,466	11,584		11,747	11,820	12,063	12,100	12,350	12,638	13,026	13,170	13,924	13,411	13,070	13,121	13,436	13,519	14,022	14,479	14,562	13,566	13,843	12,593	13,602	14,039	14,312	14,891	13,945	14,928	15,142	14,902	15,181	15,510	16,073	16,558	16,551	15,189	13,313	15,020	15,735	16,048	16,953	18,171	17,481	17,016	18,879	19,604	19,407	19,942	20,815	21,926	22,079	22,594	23,131	23,835	22,726	24,318	24,150	25,232	23,926	23,210	24,072	21,973	22,013	20,196	22,058	21,158	19,210	20,765	21,925	20,662	21,961	21,425	22,211	22,558	22,656	24,153	24,929	24,532	23,362	22,871	24,960	26,094	26,532	27,949	28,848	27,670	29,042	30,084	30,450	31,189	31,855	31,566	33,419	32,622	33,531	33,093	31,229	31,017	32,969	34,646	35,424	36,142	37,461	38,338	38,432	38,455	39,013	38,717	36,789	40,649	42,788
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index $11,836
Accumulated Value	10,000	10,180	10,244	10,232	10,226	10,148	9,908	9,922	9,942	10,008	10,003	10,080		10,158	10,148	10,191	10,283	10,234	10,240	10,227	10,273	10,155	10,059	10,123	10,048	10,120	10,107	10,110	10,175	10,109	10,029	10,089	10,275	10,384	10,378	10,577	10,580	10,768	10,903	10,927	11,210	11,150	11,184	11,178	11,170	11,385	11,590	11,522	11,727	11,781	11,856	12,033	11,935	11,929	11,876	11,992	12,009	11,923	11,750	11,604	11,695	11,734	11,816	11,948	11,925	11,822	11,819	11,854	11,824	11,569	11,440	11,122	10,700	10,769	10,600	10,859	10,552	10,096	9,965	10,332	10,285	10,602	10,328	10,590	10,654	10,538	10,501	10,493	10,426	10,161	10,001	10,454	10,854	10,824	10,671	10,770	10,498	10,676	10,777	11,029	11,187	11,337	11,056	11,172	10,990	11,048	11,291	11,295	11,340	11,258	11,432	11,401	11,538	11,664	11,737	11,809	11,792	11,805	11,998	11,786	11,800	11,836
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index $118,364
Accumulated Value	100,000	101,797	102,440	102,323	102,263	101,481	99,081	99,220	99,415	100,083	100,031	100,803		101,578	101,476	101,913	102,827	102,337	102,397	102,265	102,735	101,551	100,589	101,234	100,481	101,198	101,073	101,097	101,748	101,093	100,294	100,893	102,746	103,838	103,777	105,770	105,797	107,675	109,027	109,267	112,098	111,502	111,837	111,780	111,702	113,852	115,901	115,219	117,267	117,813	118,556	120,326	119,355	119,290	118,757	119,922	120,087	119,226	117,505	116,037	116,954	117,336	118,161	119,482	119,254	118,222	118,189	118,539	118,236	115,689	114,398	111,219	106,999	107,689	105,999	108,589	105,521	100,962	99,654	103,319	102,853	106,017	103,276	105,899	106,541	105,381	105,005	104,932	104,262	101,613	100,009	104,538	108,540	108,241	106,712	107,698	104,977	106,757	107,768	110,285	111,870	113,368	110,556	111,725	109,897	110,479	112,910	112,953	113,397	112,585	114,316	114,014	115,378	116,637	117,365	118,095	117,920	118,046	119,979	117,865	117,997	118,364
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index $11,836
Accumulated Value	10,000	10,180	10,244	10,232	10,226	10,148	9,908	9,922	9,942	10,008	10,003	10,080		10,158	10,148	10,191	10,283	10,234	10,240	10,227	10,273	10,155	10,059	10,123	10,048	10,120	10,107	10,110	10,175	10,109	10,029	10,089	10,275	10,384	10,378	10,577	10,580	10,768	10,903	10,927	11,210	11,150	11,184	11,178	11,170	11,385	11,590	11,522	11,727	11,781	11,856	12,033	11,935	11,929	11,876	11,992	12,009	11,923	11,750	11,604	11,695	11,734	11,816	11,948	11,925	11,822	11,819	11,854	11,824	11,569	11,440	11,122	10,700	10,769	10,600	10,859	10,552	10,096	9,965	10,332	10,285	10,602	10,328	10,590	10,654	10,538	10,501	10,493	10,426	10,161	10,001	10,454	10,854	10,824	10,671	10,770	10,498	10,676	10,777	11,029	11,187	11,337	11,056	11,172	10,990	11,048	11,291	11,295	11,340	11,258	11,432	11,401	11,538	11,664	11,737	11,809	11,792	11,805	11,998	11,786	11,800	11,836
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $42,788
Accumulated Value	10,000	10,026	10,396	10,410	10,412	10,222	10,601	10,810	11,015	11,453	11,466	11,584		11,747	11,820	12,063	12,100	12,350	12,638	13,026	13,170	13,924	13,411	13,070	13,121	13,436	13,519	14,022	14,479	14,562	13,566	13,843	12,593	13,602	14,039	14,312	14,891	13,945	14,928	15,142	14,902	15,181	15,510	16,073	16,558	16,551	15,189	13,313	15,020	15,735	16,048	16,953	18,171	17,481	17,016	18,879	19,604	19,407	19,942	20,815	21,926	22,079	22,594	23,131	23,835	22,726	24,318	24,150	25,232	23,926	23,210	24,072	21,973	22,013	20,196	22,058	21,158	19,210	20,765	21,925	20,662	21,961	21,425	22,211	22,558	22,656	24,153	24,929	24,532	23,362	22,871	24,960	26,094	26,532	27,949	28,848	27,670	29,042	30,084	30,450	31,189	31,855	31,566	33,419	32,622	33,531	33,093	31,229	31,017	32,969	34,646	35,424	36,142	37,461	38,338	38,432	38,455	39,013	38,717	36,789	40,649	42,788
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $427,882
Accumulated Value	100,000	100,259	103,956	104,101	104,121	102,222	106,008	108,103	110,153	114,527	114,661	115,838		117,468	118,202	120,632	121,001	123,497	126,379	130,255	131,704	139,244	134,112	130,704	131,205	134,365	135,192	140,223	144,792	145,616	135,663	138,428	125,929	136,021	140,388	143,116	148,911	139,448	149,276	151,421	149,022	151,811	155,099	160,729	165,580	165,515	151,890	133,130	150,196	157,349	160,479	169,527	181,713	174,809	170,160	188,786	196,045	194,065	199,417	208,150	219,259	220,790	225,945	231,312	238,345	227,260	243,182	241,497	252,320	239,263	232,099	240,717	219,726	220,129	201,959	220,580	211,585	192,098	207,651	219,255	206,623	219,606	214,247	222,113	225,580	226,561	241,531	249,290	245,321	233,624	228,712	249,599	260,939	265,324	279,491	288,483	276,700	290,420	300,841	304,503	311,890	318,551	315,662	334,191	326,225	335,309	330,934	312,288	310,170	329,694	346,460	354,235	361,416	374,608	383,379	384,319	384,554	390,130	387,165	367,886	406,487	427,882
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $42,788
Accumulated Value	10,000	10,026	10,396	10,410	10,412	10,222	10,601	10,810	11,015	11,453	11,466	11,584		11,747	11,820	12,063	12,100	12,350	12,638	13,026	13,170	13,924	13,411	13,070	13,121	13,436	13,519	14,022	14,479	14,562	13,566	13,843	12,593	13,602	14,039	14,312	14,891	13,945	14,928	15,142	14,902	15,181	15,510	16,073	16,558	16,551	15,189	13,313	15,020	15,735	16,048	16,953	18,171	17,481	17,016	18,879	19,604	19,407	19,942	20,815	21,926	22,079	22,594	23,131	23,835	22,726	24,318	24,150	25,232	23,926	23,210	24,072	21,973	22,013	20,196	22,058	21,158	19,210	20,765	21,925	20,662	21,961	21,425	22,211	22,558	22,656	24,153	24,929	24,532	23,362	22,871	24,960	26,094	26,532	27,949	28,848	27,670	29,042	30,084	30,450	31,189	31,855	31,566	33,419	32,622	33,531	33,093	31,229	31,017	32,969	34,646	35,424	36,142	37,461	38,338	38,432	38,455	39,013	38,717	36,789	40,649	42,788
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Accumulated Value	10,000	10,004	10,007	10,008	10,013	10,016	10,018	10,022	10,026	10,030	10,032	10,039		10,044	10,052	10,061	10,070	10,079	10,088	10,096	10,107	10,120	10,129	10,143	10,157	10,172	10,189	10,205	10,224	10,239	10,257	10,278	10,297	10,317	10,336	10,358	10,378	10,402	10,424	10,444	10,465	10,484	10,504	10,517	10,532	10,546	10,562	10,592	10,593	10,593	10,595	10,597	10,598	10,599	10,600	10,601	10,602	10,603	10,604	10,605	10,605	10,605	10,605	10,605	10,606	10,606	10,606	10,607	10,607	10,607	10,608	10,611	10,613	10,620	10,623	10,628	10,645	10,672	10,688	10,723	10,762	10,795	10,831	10,877	10,912	10,954	11,004	11,048	11,098	11,149	11,199	11,249	11,301	11,350	11,396	11,447	11,497	11,552	11,599	11,651	11,706	11,757	11,802	11,847	11,895	11,939	11,977	12,017	12,058	12,102	12,142	12,183	12,231	12,272	12,315	12,349	12,392	12,427	12,461	12,497	12,534	12,572
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index $11,836
Accumulated Value	10,000	10,180	10,244	10,232	10,226	10,148	9,908	9,922	9,942	10,008	10,003	10,080		10,158	10,148	10,191	10,283	10,234	10,240	10,227	10,273	10,155	10,059	10,123	10,048	10,120	10,107	10,110	10,175	10,109	10,029	10,089	10,275	10,384	10,378	10,577	10,580	10,768	10,903	10,927	11,210	11,150	11,184	11,178	11,170	11,385	11,590	11,522	11,727	11,781	11,856	12,033	11,935	11,929	11,876	11,992	12,009	11,923	11,750	11,604	11,695	11,734	11,816	11,948	11,925	11,822	11,819	11,854	11,824	11,569	11,440	11,122	10,700	10,769	10,600	10,859	10,552	10,096	9,965	10,332	10,285	10,602	10,328	10,590	10,654	10,538	10,501	10,493	10,426	10,161	10,001	10,454	10,854	10,824	10,671	10,770	10,498	10,676	10,777	11,029	11,187	11,337	11,056	11,172	10,990	11,048	11,291	11,295	11,340	11,258	11,432	11,401	11,538	11,664	11,737	11,809	11,792	11,805	11,998	11,786	11,800	11,836
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Accumulated Value	10,000	10,004	10,007	10,008	10,013	10,016	10,018	10,022	10,026	10,030	10,032	10,039		10,044	10,052	10,061	10,070	10,079	10,088	10,096	10,107	10,120	10,129	10,143	10,157	10,172	10,189	10,205	10,224	10,239	10,257	10,278	10,297	10,317	10,336	10,358	10,378	10,402	10,424	10,444	10,465	10,484	10,504	10,517	10,532	10,546	10,562	10,592	10,593	10,593	10,595	10,597	10,598	10,599	10,600	10,601	10,602	10,603	10,604	10,605	10,605	10,605	10,605	10,605	10,606	10,606	10,606	10,607	10,607	10,607	10,608	10,611	10,613	10,620	10,623	10,628	10,645	10,672	10,688	10,723	10,762	10,795	10,831	10,877	10,912	10,954	11,004	11,048	11,098	11,149	11,199	11,249	11,301	11,350	11,396	11,447	11,497	11,552	11,599	11,651	11,706	11,757	11,802	11,847	11,895	11,939	11,977	12,017	12,058	12,102	12,142	12,183	12,231	12,272	12,315	12,349	12,392	12,427	12,461	12,497	12,534	12,572
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index $11,836
Accumulated Value	10,000	10,180	10,244	10,232	10,226	10,148	9,908	9,922	9,942	10,008	10,003	10,080		10,158	10,148	10,191	10,283	10,234	10,240	10,227	10,273	10,155	10,059	10,123	10,048	10,120	10,107	10,110	10,175	10,109	10,029	10,089	10,275	10,384	10,378	10,577	10,580	10,768	10,903	10,927	11,210	11,150	11,184	11,178	11,170	11,385	11,590	11,522	11,727	11,781	11,856	12,033	11,935	11,929	11,876	11,992	12,009	11,923	11,750	11,604	11,695	11,734	11,816	11,948	11,925	11,822	11,819	11,854	11,824	11,569	11,440	11,122	10,700	10,769	10,600	10,859	10,552	10,096	9,965	10,332	10,285	10,602	10,328	10,590	10,654	10,538	10,501	10,493	10,426	10,161	10,001	10,454	10,854	10,824	10,671	10,770	10,498	10,676	10,777	11,029	11,187	11,337	11,056	11,172	10,990	11,048	11,291	11,295	11,340	11,258	11,432	11,401	11,538	11,664	11,737	11,809	11,792	11,805	11,998	11,786	11,800	11,836
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $427,882
Accumulated Value	100,000	100,259	103,956	104,101	104,121	102,222	106,008	108,103	110,153	114,527	114,661	115,838		117,468	118,202	120,632	121,001	123,497	126,379	130,255	131,704	139,244	134,112	130,704	131,205	134,365	135,192	140,223	144,792	145,616	135,663	138,428	125,929	136,021	140,388	143,116	148,911	139,448	149,276	151,421	149,022	151,811	155,099	160,729	165,580	165,515	151,890	133,130	150,196	157,349	160,479	169,527	181,713	174,809	170,160	188,786	196,045	194,065	199,417	208,150	219,259	220,790	225,945	231,312	238,345	227,260	243,182	241,497	252,320	239,263	232,099	240,717	219,726	220,129	201,959	220,580	211,585	192,098	207,651	219,255	206,623	219,606	214,247	222,113	225,580	226,561	241,531	249,290	245,321	233,624	228,712	249,599	260,939	265,324	279,491	288,483	276,700	290,420	300,841	304,503	311,890	318,551	315,662	334,191	326,225	335,309	330,934	312,288	310,170	329,694	346,460	354,235	361,416	374,608	383,379	384,319	384,554	390,130	387,165	367,886	406,487	427,882
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. 3-Month Treasury Bill Index $125,716
Accumulated Value	100,000	100,038	100,065	100,084	100,133	100,158	100,175	100,217	100,262	100,304	100,321	100,385		100,440	100,524	100,609	100,704	100,790	100,880	100,964	101,073	101,197	101,293	101,429	101,568	101,723	101,891	102,053	102,237	102,387	102,571	102,782	102,971	103,173	103,357	103,580	103,783	104,020	104,243	104,440	104,651	104,837	105,038	105,167	105,319	105,460	105,615	105,924	105,932	105,934	105,948	105,969	105,977	105,989	106,000	106,011	106,022	106,031	106,041	106,048	106,050	106,053	106,048	106,054	106,058	106,064	106,060	106,066	106,074	106,069	106,083	106,115	106,131	106,203	106,226	106,281	106,452	106,717	106,885	107,230	107,617	107,955	108,307	108,773	109,116	109,543	110,044	110,482	110,980	111,490	111,988	112,490	113,014	113,498	113,962	114,475	114,966	115,517	115,988	116,507	117,065	117,573	118,020	118,470	118,950	119,387	119,766	120,167	120,580	121,018	121,416	121,835	122,314	122,724	123,148	123,488	123,919	124,274	124,610	124,972	125,338	125,716
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index $118,364
Accumulated Value	100,000	101,797	102,440	102,323	102,263	101,481	99,081	99,220	99,415	100,083	100,031	100,803		101,578	101,476	101,913	102,827	102,337	102,397	102,265	102,735	101,551	100,589	101,234	100,481	101,198	101,073	101,097	101,748	101,093	100,294	100,893	102,746	103,838	103,777	105,770	105,797	107,675	109,027	109,267	112,098	111,502	111,837	111,780	111,702	113,852	115,901	115,219	117,267	117,813	118,556	120,326	119,355	119,290	118,757	119,922	120,087	119,226	117,505	116,037	116,954	117,336	118,161	119,482	119,254	118,222	118,189	118,539	118,236	115,689	114,398	111,219	106,999	107,689	105,999	108,589	105,521	100,962	99,654	103,319	102,853	106,017	103,276	105,899	106,541	105,381	105,005	104,932	104,262	101,613	100,009	104,538	108,540	108,241	106,712	107,698	104,977	106,757	107,768	110,285	111,870	113,368	110,556	111,725	109,897	110,479	112,910	112,953	113,397	112,585	114,316	114,014	115,378	116,637	117,365	118,095	117,920	118,046	119,979	117,865	117,997	118,364
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Accumulated Value	10,000	10,004	10,007	10,008	10,013	10,016	10,018	10,022	10,026	10,030	10,032	10,039		10,044	10,052	10,061	10,070	10,079	10,088	10,096	10,107	10,120	10,129	10,143	10,157	10,172	10,189	10,205	10,224	10,239	10,257	10,278	10,297	10,317	10,336	10,358	10,378	10,402	10,424	10,444	10,465	10,484	10,504	10,517	10,532	10,546	10,562	10,592	10,593	10,593	10,595	10,597	10,598	10,599	10,600	10,601	10,602	10,603	10,604	10,605	10,605	10,605	10,605	10,605	10,606	10,606	10,606	10,607	10,607	10,607	10,608	10,611	10,613	10,620	10,623	10,628	10,645	10,672	10,688	10,723	10,762	10,795	10,831	10,877	10,912	10,954	11,004	11,048	11,098	11,149	11,199	11,249	11,301	11,350	11,396	11,447	11,497	11,552	11,599	11,651	11,706	11,757	11,802	11,847	11,895	11,939	11,977	12,017	12,058	12,102	12,142	12,183	12,231	12,272	12,315	12,349	12,392	12,427	12,461	12,497	12,534	12,572
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index $11,836
Accumulated Value	10,000	10,180	10,244	10,232	10,226	10,148	9,908	9,922	9,942	10,008	10,003	10,080		10,158	10,148	10,191	10,283	10,234	10,240	10,227	10,273	10,155	10,059	10,123	10,048	10,120	10,107	10,110	10,175	10,109	10,029	10,089	10,275	10,384	10,378	10,577	10,580	10,768	10,903	10,927	11,210	11,150	11,184	11,178	11,170	11,385	11,590	11,522	11,727	11,781	11,856	12,033	11,935	11,929	11,876	11,992	12,009	11,923	11,750	11,604	11,695	11,734	11,816	11,948	11,925	11,822	11,819	11,854	11,824	11,569	11,440	11,122	10,700	10,769	10,600	10,859	10,552	10,096	9,965	10,332	10,285	10,602	10,328	10,590	10,654	10,538	10,501	10,493	10,426	10,161	10,001	10,454	10,854	10,824	10,671	10,770	10,498	10,676	10,777	11,029	11,187	11,337	11,056	11,172	10,990	11,048	11,291	11,295	11,340	11,258	11,432	11,401	11,538	11,664	11,737	11,809	11,792	11,805	11,998	11,786	11,800	11,836
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Accumulated Value	10,000	10,004	10,007	10,008	10,013	10,016	10,018	10,022	10,026	10,030	10,032	10,039		10,044	10,052	10,061	10,070	10,079	10,088	10,096	10,107	10,120	10,129	10,143	10,157	10,172	10,189	10,205	10,224	10,239	10,257	10,278	10,297	10,317	10,336	10,358	10,378	10,402	10,424	10,444	10,465	10,484	10,504	10,517	10,532	10,546	10,562	10,592	10,593	10,593	10,595	10,597	10,598	10,599	10,600	10,601	10,602	10,603	10,604	10,605	10,605	10,605	10,605	10,605	10,606	10,606	10,606	10,607	10,607	10,607	10,608	10,611	10,613	10,620	10,623	10,628	10,645	10,672	10,688	10,723	10,762	10,795	10,831	10,877	10,912	10,954	11,004	11,048	11,098	11,149	11,199	11,249	11,301	11,350	11,396	11,447	11,497	11,552	11,599	11,651	11,706	11,757	11,802	11,847	11,895	11,939	11,977	12,017	12,058	12,102	12,142	12,183	12,231	12,272	12,315	12,349	12,392	12,427	12,461	12,497	12,534	12,572
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. 3-Month Treasury Bill Index $125,716
Accumulated Value	100,000	100,038	100,065	100,084	100,133	100,158	100,175	100,217	100,262	100,304	100,321	100,385		100,440	100,524	100,609	100,704	100,790	100,880	100,964	101,073	101,197	101,293	101,429	101,568	101,723	101,891	102,053	102,237	102,387	102,571	102,782	102,971	103,173	103,357	103,580	103,783	104,020	104,243	104,440	104,651	104,837	105,038	105,167	105,319	105,460	105,615	105,924	105,932	105,934	105,948	105,969	105,977	105,989	106,000	106,011	106,022	106,031	106,041	106,048	106,050	106,053	106,048	106,054	106,058	106,064	106,060	106,066	106,074	106,069	106,083	106,115	106,131	106,203	106,226	106,281	106,452	106,717	106,885	107,230	107,617	107,955	108,307	108,773	109,116	109,543	110,044	110,482	110,980	111,490	111,988	112,490	113,014	113,498	113,962	114,475	114,966	115,517	115,988	116,507	117,065	117,573	118,020	118,470	118,950	119,387	119,766	120,167	120,580	121,018	121,416	121,835	122,314	122,724	123,148	123,488	123,919	124,274	124,610	124,972	125,338	125,716
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Accumulated Value	10,000	10,004	10,007	10,008	10,013	10,016	10,018	10,022	10,026	10,030	10,032	10,039		10,044	10,052	10,061	10,070	10,079	10,088	10,096	10,107	10,120	10,129	10,143	10,157	10,172	10,189	10,205	10,224	10,239	10,257	10,278	10,297	10,317	10,336	10,358	10,378	10,402	10,424	10,444	10,465	10,484	10,504	10,517	10,532	10,546	10,562	10,592	10,593	10,593	10,595	10,597	10,598	10,599	10,600	10,601	10,602	10,603	10,604	10,605	10,605	10,605	10,605	10,605	10,606	10,606	10,606	10,607	10,607	10,607	10,608	10,611	10,613	10,620	10,623	10,628	10,645	10,672	10,688	10,723	10,762	10,795	10,831	10,877	10,912	10,954	11,004	11,048	11,098	11,149	11,199	11,249	11,301	11,350	11,396	11,447	11,497	11,552	11,599	11,651	11,706	11,757	11,802	11,847	11,895	11,939	11,977	12,017	12,058	12,102	12,142	12,183	12,231	12,272	12,315	12,349	12,392	12,427	12,461	12,497	12,534	12,572
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Accumulated Value	10,000	10,004	10,007	10,008	10,013	10,016	10,018	10,022	10,026	10,030	10,032	10,039		10,044	10,052	10,061	10,070	10,079	10,088	10,096	10,107	10,120	10,129	10,143	10,157	10,172	10,189	10,205	10,224	10,239	10,257	10,278	10,297	10,317	10,336	10,358	10,378	10,402	10,424	10,444	10,465	10,484	10,504	10,517	10,532	10,546	10,562	10,592	10,593	10,593	10,595	10,597	10,598	10,599	10,600	10,601	10,602	10,603	10,604	10,605	10,605	10,605	10,605	10,605	10,606	10,606	10,606	10,607	10,607	10,607	10,608	10,611	10,613	10,620	10,623	10,628	10,645	10,672	10,688	10,723	10,762	10,795	10,831	10,877	10,912	10,954	11,004	11,048	11,098	11,149	11,199	11,249	11,301	11,350	11,396	11,447	11,497	11,552	11,599	11,651	11,706	11,757	11,802	11,847	11,895	11,939	11,977	12,017	12,058	12,102	12,142	12,183	12,231	12,272	12,315	12,349	12,392	12,427	12,461	12,497	12,534	12,572
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index $11,836
Accumulated Value	10,000	10,180	10,244	10,232	10,226	10,148	9,908	9,922	9,942	10,008	10,003	10,080		10,158	10,148	10,191	10,283	10,234	10,240	10,227	10,273	10,155	10,059	10,123	10,048	10,120	10,107	10,110	10,175	10,109	10,029	10,089	10,275	10,384	10,378	10,577	10,580	10,768	10,903	10,927	11,210	11,150	11,184	11,178	11,170	11,385	11,590	11,522	11,727	11,781	11,856	12,033	11,935	11,929	11,876	11,992	12,009	11,923	11,750	11,604	11,695	11,734	11,816	11,948	11,925	11,822	11,819	11,854	11,824	11,569	11,440	11,122	10,700	10,769	10,600	10,859	10,552	10,096	9,965	10,332	10,285	10,602	10,328	10,590	10,654	10,538	10,501	10,493	10,426	10,161	10,001	10,454	10,854	10,824	10,671	10,770	10,498	10,676	10,777	11,029	11,187	11,337	11,056	11,172	10,990	11,048	11,291	11,295	11,340	11,258	11,432	11,401	11,538	11,664	11,737	11,809	11,792	11,805	11,998	11,786	11,800	11,836
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. 3-Month Treasury Bill Index $125,716
Accumulated Value	100,000	100,038	100,065	100,084	100,133	100,158	100,175	100,217	100,262	100,304	100,321	100,385		100,440	100,524	100,609	100,704	100,790	100,880	100,964	101,073	101,197	101,293	101,429	101,568	101,723	101,891	102,053	102,237	102,387	102,571	102,782	102,971	103,173	103,357	103,580	103,783	104,020	104,243	104,440	104,651	104,837	105,038	105,167	105,319	105,460	105,615	105,924	105,932	105,934	105,948	105,969	105,977	105,989	106,000	106,011	106,022	106,031	106,041	106,048	106,050	106,053	106,048	106,054	106,058	106,064	106,060	106,066	106,074	106,069	106,083	106,115	106,131	106,203	106,226	106,281	106,452	106,717	106,885	107,230	107,617	107,955	108,307	108,773	109,116	109,543	110,044	110,482	110,980	111,490	111,988	112,490	113,014	113,498	113,962	114,475	114,966	115,517	115,988	116,507	117,065	117,573	118,020	118,470	118,950	119,387	119,766	120,167	120,580	121,018	121,416	121,835	122,314	122,724	123,148	123,488	123,919	124,274	124,610	124,972	125,338	125,716
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index $118,364
Accumulated Value	100,000	101,797	102,440	102,323	102,263	101,481	99,081	99,220	99,415	100,083	100,031	100,803		101,578	101,476	101,913	102,827	102,337	102,397	102,265	102,735	101,551	100,589	101,234	100,481	101,198	101,073	101,097	101,748	101,093	100,294	100,893	102,746	103,838	103,777	105,770	105,797	107,675	109,027	109,267	112,098	111,502	111,837	111,780	111,702	113,852	115,901	115,219	117,267	117,813	118,556	120,326	119,355	119,290	118,757	119,922	120,087	119,226	117,505	116,037	116,954	117,336	118,161	119,482	119,254	118,222	118,189	118,539	118,236	115,689	114,398	111,219	106,999	107,689	105,999	108,589	105,521	100,962	99,654	103,319	102,853	106,017	103,276	105,899	106,541	105,381	105,005	104,932	104,262	101,613	100,009	104,538	108,540	108,241	106,712	107,698	104,977	106,757	107,768	110,285	111,870	113,368	110,556	111,725	109,897	110,479	112,910	112,953	113,397	112,585	114,316	114,014	115,378	116,637	117,365	118,095	117,920	118,046	119,979	117,865	117,997	118,364
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Accumulated Value	10,000	10,004	10,007	10,008	10,013	10,016	10,018	10,022	10,026	10,030	10,032	10,039		10,044	10,052	10,061	10,070	10,079	10,088	10,096	10,107	10,120	10,129	10,143	10,157	10,172	10,189	10,205	10,224	10,239	10,257	10,278	10,297	10,317	10,336	10,358	10,378	10,402	10,424	10,444	10,465	10,484	10,504	10,517	10,532	10,546	10,562	10,592	10,593	10,593	10,595	10,597	10,598	10,599	10,600	10,601	10,602	10,603	10,604	10,605	10,605	10,605	10,605	10,605	10,606	10,606	10,606	10,607	10,607	10,607	10,608	10,611	10,613	10,620	10,623	10,628	10,645	10,672	10,688	10,723	10,762	10,795	10,831	10,877	10,912	10,954	11,004	11,048	11,098	11,149	11,199	11,249	11,301	11,350	11,396	11,447	11,497	11,552	11,599	11,651	11,706	11,757	11,802	11,847	11,895	11,939	11,977	12,017	12,058	12,102	12,142	12,183	12,231	12,272	12,315	12,349	12,392	12,427	12,461	12,497	12,534	12,572
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index $11,836
Accumulated Value	$ 10,000	$ 10,180	$ 10,244	$ 10,232	$ 10,226	$ 10,148	$ 9,908	$ 9,922	$ 9,942	$ 10,008	$ 10,003	$ 10,080		$ 10,158	$ 10,148	$ 10,191	$ 10,283	$ 10,234	$ 10,240	$ 10,227	$ 10,273	$ 10,155	$ 10,059	$ 10,123	$ 10,048	$ 10,120	$ 10,107	$ 10,110	$ 10,175	$ 10,109	$ 10,029	$ 10,089	$ 10,275	$ 10,384	$ 10,378	$ 10,577	$ 10,580	$ 10,768	$ 10,903	$ 10,927	$ 11,210	$ 11,150	$ 11,184	$ 11,178	$ 11,170	$ 11,385	$ 11,590	$ 11,522	$ 11,727	$ 11,781	$ 11,856	$ 12,033	$ 11,935	$ 11,929	$ 11,876	$ 11,992	$ 12,009	$ 11,923	$ 11,750	$ 11,604	$ 11,695	$ 11,734	$ 11,816	$ 11,948	$ 11,925	$ 11,822	$ 11,819	$ 11,854	$ 11,824	$ 11,569	$ 11,440	$ 11,122	$ 10,700	$ 10,769	$ 10,600	$ 10,859	$ 10,552	$ 10,096	$ 9,965	$ 10,332	$ 10,285	$ 10,602	$ 10,328	$ 10,590	$ 10,654	$ 10,538	$ 10,501	$ 10,493	$ 10,426	$ 10,161	$ 10,001	$ 10,454	$ 10,854	$ 10,824	$ 10,671	$ 10,770	$ 10,498	$ 10,676	$ 10,777	$ 11,029	$ 11,187	$ 11,337	$ 11,056	$ 11,172	$ 10,990	$ 11,048	$ 11,291	$ 11,295	$ 11,340	$ 11,258	$ 11,432	$ 11,401	$ 11,538	$ 11,664	$ 11,737	$ 11,809	$ 11,792	$ 11,805	$ 11,998	$ 11,786	$ 11,800	$ 11,836